19. Operating Leases and Other Commitments and Contingencies - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Lease expenses	€ 562	€ 472	€ 409
License fees	€ 124	€ 174	€ 405
Minimum
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	1 year
Maximum
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	4 years